DIVIDENDS	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
DIVIDENDS	DIVIDENDS
In 2025, common share dividends in the amount of $788 million (2024 - $743 million) were declared and paid.
See Note 32 - Subsequent Events for dividends declared subsequent to December 31, 2025.